Investments in subsidiaries - Assets acquired and liabilities assumed in current fiscal year (Details) - CAD ($)	Sep. 30, 2025	Aug. 28, 2025	Feb. 24, 2025	Dec. 13, 2024	Sep. 30, 2024
Disclosure of detailed information about borrowings [line items]
Accounts receivable recognised as of acquisition date	$ 241,607,000
Work in progress recognised as of acquisition date	34,165,000
Prepaid expenses and other current assets recognised as of acquisition date	13,204,000
Current assets recognised as of acquisition date					$ 51,902,000
Property, plant and equipment recognised as of acquisition date	15,395,000				1,378,000
Right-of-use assets recognised as of acquisition date	66,496,000				2,341,000
Identifiable intangible assets recognised as of acquisition date	246,790,000				124,399,000
Other long-term assets recognised as of acquisition date	6,574,000
Goodwill recognised as of acquisition date	1,673,260,000				439,461,000
Accounts payable and accrued liabilities recognised as of acquisition date	(138,310,000)
Other current liabilities recognised as of acquisition date	(130,229,000)
Deferred tax liabilities recognised as of acquisition date	(45,392,000)
Current liabilities recognised as of acquisition date					(70,035,000)
Borrowings recognised as of acquisition date	(58,376,000)				(162,146,000)
Lease liabilities recognised as of acquisition date	(69,771,000)				(2,341,000)
Other long-term liabilities recognised as of acquisition date	(15,625,000)
Identifiable assets acquired, net, excluding cash and cash equivalents	1,839,788,000				384,959,000
Cash acquired	91,464,000				5,290,000
Net assets acquired	1,931,252,000				390,249,000
Consideration paid	1,909,919,000				383,255,000
Consideration payable	21,333,000				6,994,000
Daugherty
Disclosure of detailed information about borrowings [line items]
Accounts receivable recognised as of acquisition date	53,546,000
Work in progress recognised as of acquisition date	14,303,000
Prepaid expenses and other current assets recognised as of acquisition date	4,142,000
Property, plant and equipment recognised as of acquisition date	378,000
Right-of-use assets recognised as of acquisition date	15,538,000
Identifiable intangible assets recognised as of acquisition date	54,948,000
Other long-term assets recognised as of acquisition date	3,124,000
Goodwill recognised as of acquisition date	237,886,000
Accounts payable and accrued liabilities recognised as of acquisition date	(18,465,000)
Other current liabilities recognised as of acquisition date	(31,853,000)
Deferred tax liabilities recognised as of acquisition date	0
Borrowings recognised as of acquisition date	0
Lease liabilities recognised as of acquisition date	(15,538,000)
Other long-term liabilities recognised as of acquisition date	0
Identifiable assets acquired, net, excluding cash and cash equivalents	318,009,000
Cash acquired	25,015,000
Net assets acquired	343,024,000			$ 343,024,000
Consideration paid	335,936,000
Consideration payable	7,088,000
BJSS
Disclosure of detailed information about borrowings [line items]
Accounts receivable recognised as of acquisition date	112,422,000
Work in progress recognised as of acquisition date	6,508,000
Prepaid expenses and other current assets recognised as of acquisition date	5,383,000
Property, plant and equipment recognised as of acquisition date	5,349,000
Right-of-use assets recognised as of acquisition date	18,395,000
Identifiable intangible assets recognised as of acquisition date	106,105,000
Other long-term assets recognised as of acquisition date	0
Goodwill recognised as of acquisition date	1,143,403,000
Accounts payable and accrued liabilities recognised as of acquisition date	(67,216,000)
Other current liabilities recognised as of acquisition date	(69,471,000)
Deferred tax liabilities recognised as of acquisition date	(26,514,000)
Borrowings recognised as of acquisition date	0
Lease liabilities recognised as of acquisition date	(20,373,000)
Other long-term liabilities recognised as of acquisition date	(2,578,000)
Identifiable assets acquired, net, excluding cash and cash equivalents	1,211,413,000
Cash acquired	44,164,000
Net assets acquired	1,255,577,000		$ 1,255,577,000
Consideration paid	1,246,821,000
Consideration payable	8,756,000
Apside
Disclosure of detailed information about borrowings [line items]
Accounts receivable recognised as of acquisition date	55,390,000
Work in progress recognised as of acquisition date	12,886,000
Prepaid expenses and other current assets recognised as of acquisition date	2,534,000
Property, plant and equipment recognised as of acquisition date	7,573,000
Right-of-use assets recognised as of acquisition date	21,742,000
Identifiable intangible assets recognised as of acquisition date	62,399,000
Other long-term assets recognised as of acquisition date	3,450,000
Goodwill recognised as of acquisition date	221,445,000
Accounts payable and accrued liabilities recognised as of acquisition date	(45,785,000)
Other current liabilities recognised as of acquisition date	(17,931,000)
Deferred tax liabilities recognised as of acquisition date	(11,489,000)
Borrowings recognised as of acquisition date	(56,204,000)
Lease liabilities recognised as of acquisition date	(21,742,000)
Other long-term liabilities recognised as of acquisition date	(12,636,000)
Identifiable assets acquired, net, excluding cash and cash equivalents	221,632,000
Cash acquired	8,258,000
Net assets acquired	229,890,000	$ 229,890,000
Consideration paid	229,530,000
Consideration payable	360,000
Others
Disclosure of detailed information about borrowings [line items]
Accounts receivable recognised as of acquisition date	20,249,000
Work in progress recognised as of acquisition date	468,000
Prepaid expenses and other current assets recognised as of acquisition date	1,145,000
Current assets recognised as of acquisition date					17,696,000
Property, plant and equipment recognised as of acquisition date	2,095,000				349,000
Right-of-use assets recognised as of acquisition date	10,821,000				1,268,000
Identifiable intangible assets recognised as of acquisition date	23,338,000				22,543,000
Other long-term assets recognised as of acquisition date	0
Goodwill recognised as of acquisition date	70,526,000				42,055,000
Accounts payable and accrued liabilities recognised as of acquisition date	(6,844,000)
Other current liabilities recognised as of acquisition date	(10,974,000)
Deferred tax liabilities recognised as of acquisition date	(7,389,000)
Current liabilities recognised as of acquisition date					(15,307,000)
Borrowings recognised as of acquisition date	(2,172,000)				0
Lease liabilities recognised as of acquisition date	(12,118,000)				(1,268,000)
Other long-term liabilities recognised as of acquisition date	(411,000)
Identifiable assets acquired, net, excluding cash and cash equivalents	88,734,000				67,336,000
Cash acquired	14,027,000				5,072,000
Net assets acquired	102,761,000				72,408,000
Consideration paid	97,632,000				65,414,000
Consideration payable	$ 5,129,000				6,994,000
Aeyon
Disclosure of detailed information about borrowings [line items]
Current assets recognised as of acquisition date					34,206,000
Property, plant and equipment recognised as of acquisition date					1,029,000
Right-of-use assets recognised as of acquisition date					1,073,000
Identifiable intangible assets recognised as of acquisition date					101,856,000
Goodwill recognised as of acquisition date					397,406,000
Current liabilities recognised as of acquisition date					(54,728,000)
Borrowings recognised as of acquisition date					(162,146,000)
Lease liabilities recognised as of acquisition date					(1,073,000)
Identifiable assets acquired, net, excluding cash and cash equivalents					317,623,000
Cash acquired					218,000
Net assets acquired					317,841,000
Consideration paid					317,841,000
Consideration payable					$ 0